WARRANT LIABILITIES - Narrative details (Details)				12 Months Ended
	Mar. 21, 2023 $ / shares	May 24, 2022	May 11, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Mar. 18, 2021 shares
WARRANT LIABILITIES
Share consolidation ratio	6	3.2	3.2
Exercise price (in dollars per share)	$ 107.71
Liquidated damages upon failure to deliver | $				$ 1,000
Volume weighted average price of the ordinary shares, per trading day				$ 10
Volume weighted average price of the ordinary shares, from fifth trading day				$ 20
Private Placement
WARRANT LIABILITIES
Number of warrants issued | shares						112,610
Warrants outstanding | shares				112,610	112,610